UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2016

Date of reporting period:	April 30, 2016

Item 1. Schedule of Investments:

Putnam Tax-Free High Yield Fund

The fund's portfolio
4/30/16 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.1%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (2.2%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 7s, 2/1/36	Ba1	$2,300,000	$2,516,430

Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6 1/2s, 10/1/53	BBB-	3,000,000	3,625,530
zero %, 10/1/46	BBB-	8,800,000	6,530,480

Lower AL Gas Dist. Rev. Bonds (Gas Project), Ser. A, 5s, 9/1/46	A3	3,650,000	4,651,816

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A
6 1/4s, 11/1/33	BBB	3,000,000	3,489,660
5.8s, 5/1/34	Baa2	1,750,000	2,034,585

			22,848,501
American Samoa (0.1%)

Econ. Dev. Auth. Rev. Bonds, Ser. A, 6 5/8s, 9/1/35	Ba3	1,000,000	1,037,160

			1,037,160
Arizona (3.2%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.)
Ser. A, 7 5/8s, 12/1/29 (escrow)(F)	D/P	5,575,000	16,664
7 1/4s, 12/1/19 (escrow)(F)	D/P	500,000	1,495

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	A3	2,000,000	2,199,340

Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln Hlth. Network), 5s, 12/1/42 (Prerefunded 12/1/17)	AAA/P	1,100,000	1,171,082

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa1	4,800,000	5,531,472

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies Project), 6.3s, 7/1/42	BB/F	430,000	464,017
(Great Hearts Academies), 6s, 7/1/32	BB/F	300,000	328,722
(Choice Academies, Inc.), 5 3/8s, 9/1/32	BB+	2,000,000	2,113,300
(Great Hearts Academies), 5s, 7/1/44	BBB-	3,800,000	4,122,658
(BASIS School, Inc.), 5s, 7/1/35	BB	1,500,000	1,610,430

Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds (BASIS Schools, Inc.), Ser. A
5s, 7/1/46	BB	750,000	790,515
5s, 7/1/35	BB	1,750,000	1,878,835

Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon Cmnty. Learning Ctr.)
5 1/4s, 6/1/35	BBB-	1,395,000	1,399,938
5.05s, 6/1/25	BBB-	2,450,000	2,458,306

Salt Verde, Fin. Corp. Gas Rev. Bonds
5 1/2s, 12/1/29	Baa1	1,525,000	1,955,401
5s, 12/1/37	Baa1	1,430,000	1,785,298
5s, 12/1/32	Baa1	1,500,000	1,851,750

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village), Ser. A, 6s, 12/1/32	BB-/P	1,350,000	1,460,552

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds (Agribusiness & Equine Ctr.), 5s, 3/1/32	BB+	1,600,000	1,653,296

Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5s, 9/1/34	BB+	500,000	515,440

			33,308,511
Arkansas (0.2%)

Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita Baptist U.), 6s, 3/1/33	BB+/P	2,000,000	2,118,140

			2,118,140
California (12.0%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), 6s, 7/1/31	BBB+/F	1,295,000	1,504,855

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46	A-	6,180,000	6,335,242
U.S. Govt. Coll., 5 1/4s, 2/1/46 (Prerefunded 2/1/17)	AAA/P	820,000	847,978
5 1/4s, 2/1/37	A-	1,585,000	1,626,020
U.S. Govt. Coll., 5 1/4s, 2/1/37 (Prerefunded 2/1/17)	AAA/P	1,120,000	1,158,214

CA Muni. Fin. Auth. Rev. Bonds
(Emerson College), 6s, 1/1/42	Baa1	3,330,000	3,976,486
(Cmnty. Med. Ctrs.), Ser. A, 5s, 2/1/46	A-	2,500,000	2,818,300

CA School Fin. Auth. Rev. Bonds
(2023 Union, LLC), Ser. A, 6s, 7/1/33	BBB	1,000,000	1,128,670
(Klare Holdings), Ser. A, 5s, 7/1/34	BBB-	2,075,000	2,297,253

CA State G.O. Bonds, 5s, 9/1/30	Aa3	6,000,000	7,094,400

CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds (Caritas Affordable Hsg., Inc.), 5 1/4s, 8/15/39	BBB	800,000	904,144

CA State Muni. Fin. Auth. Charter School Rev. Bonds (Partnerships Uplift Cmnty.), Ser. A
5 1/4s, 8/1/42	BB+	850,000	906,185
5s, 8/1/32	BB+	665,000	711,224

CA State Poll. Control Fin. Auth. Rev. Bonds (Wtr. Furnishing), 5s, 11/21/45	Baa3	5,000,000	5,505,100

CA State Pub. Wks. Board Rev. Bonds
Ser. A-1, 6s, 3/1/35	A1	2,000,000	2,317,120
(States Prisons - LA), Ser. C, 5 3/4s, 10/1/31	A1	1,000,000	1,218,230
(Judicial Council Projects), Ser. D, 5s, 12/1/31	A1	1,000,000	1,179,470
(Capital Projects), Ser. A, 5s, 4/1/30	A1	5,000,000	5,917,550

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Terraces at San Joaquin Gardens), Ser. A, 6s, 10/1/47	BB/P	500,000	537,015
(Terraces at San Joaquin Gardens), Ser. A, 6s, 10/1/42	BB/P	1,750,000	1,889,598
(Irvine, LLC-UCI East Campus), 6s, 5/15/40 (Prerefunded 5/15/18)	Aaa	6,000,000	6,641,280
(Terraces at San Joaquin Gardens), Ser. A, 5 5/8s, 10/1/32	BB/P	1,105,000	1,186,206
(U. CA Irvine E. Campus Apts. Phase 1), 5 3/8s, 5/15/38	Baa1	1,500,000	1,727,925
(899 Charleston, LLC), Ser. A, 5 1/4s, 11/1/44	BB/P	850,000	874,625
(American Baptist Homes of the West), 5s, 10/1/43	BBB+/F	1,000,000	1,097,140

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(American Baptist Homes West), 6 1/4s, 10/1/39	BBB+/F	2,500,000	2,881,825
(Front Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB+	3,300,000	3,353,658

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6s, 1/15/53	BBB-	5,145,000	6,116,839

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-2, 5.3s, 6/1/37	B3	8,000,000	8,036,720
Ser. A-1, 5 1/8s, 6/1/47	B3	7,390,000	7,260,010

La Verne, COP (Brethren Hillcrest Homes), 5s, 5/15/36	BBB-/F	775,000	837,395

Long Beach, Bond Fin. Auth. Rev. Bonds (Natural Gas Purchase), Ser. A, 5 1/2s, 11/15/37	Baa1	2,000,000	2,633,880

M-S-R Energy Auth. Rev. Bonds
Ser. A, 6 1/2s, 11/1/39	BBB+	3,250,000	4,702,718
Ser. B, 6 1/2s, 11/1/39	BBB+	2,000,000	2,893,980

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds
(Election of 2012), 6 1/4s, 8/1/30	BBB/P	1,500,000	1,790,940
(Election of 2006), Ser. A, 5 1/2s, 8/1/32	BBB/P	1,500,000	1,759,455

Oakley, Pub. Fin. Auth. Special Assmt. Bonds, 5s, 9/2/31	BBB	1,645,000	1,848,388

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds (Sunridge Anatolia), Ser. 03-1, 5s, 9/1/37	BBB-/P	1,000,000	1,101,080

Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5 3/4s, 6/1/44	BBB-	750,000	865,590

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. B, zero %, 8/1/44	Aa2	15,000,000	4,924,350

San Diego, Unified School Dist. G.O. Bonds (Election of 2008), Ser. C, zero %, 7/1/40	Aa2	5,000,000	2,096,700

San Francisco City & Cnty. Redev. Agcy. Cmnty. Fac. Dist. Special Tax Bonds (No. 6 Mission Bay South), Ser. A, 5.15s, 8/1/35	BBB/P	1,000,000	1,001,800

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds (No.6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43	BBB/P	8,000,000	1,813,520

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South Redev.), Ser. D, 6 1/2s, 8/1/31 (Prerefunded 8/1/19)	BBB+	500,000	589,425

Santaluz, Cmnty. Fac. Dist. No. 2 Special Tax Bonds (Impt. Area No. 1), Ser. A
5s, 9/1/29 (Prerefunded 9/1/21)	BBB+	980,000	1,088,496
5s, 9/1/28 (Prerefunded 9/1/21)	BBB+	985,000	1,097,142

Selma, Unified School Dist. G.O. Bonds (Election of 2006), Ser. C, AGC, zero %, 8/1/37	AA	2,400,000	1,108,464

Southern CA Pub. Pwr. Auth. Rev. Bonds (Natural Gas), Ser. A, 5 1/4s, 11/1/21	A3	1,500,000	1,758,315

Sunnyvale, Special Tax Bonds (Cmnty. Fac. Dist. No. 1), 7 3/4s, 8/1/32	B+/P	3,780,000	3,791,000

			126,751,920
Colorado (3.7%)

Central Platte Valley, Metro. Dist. G.O. Bonds, 5s, 12/1/43	BB+	850,000	901,060

CO Pub. Hwy. Auth. Rev. Bonds
(E-470), zero %, 9/1/41	Baa1	1,000,000	385,460
Ser. A, NATL, zero %, 9/1/28	AA-	5,000,000	3,464,050

CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6 3/8s, 1/1/41	BB-/P	810,000	865,882
(Total Longterm Care National), Ser. A, 6 1/4s, 11/15/40 (Prerefunded 11/15/20)	AAA/P	800,000	984,384
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	2,850,000	2,883,203
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5 5/8s, 6/1/43	Baa1	650,000	757,120
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5 1/2s, 6/1/33	Baa1	200,000	234,856
(Valley View Assn.), 5 1/4s, 5/15/42	A-	3,025,000	3,132,025
(Christian Living Cmntys.), 5 1/4s, 1/1/37	BB-/P	750,000	780,818
(Valley View Assn.), 5 1/8s, 5/15/37	A-	1,000,000	1,034,630
(Christian Living Cmntys.), 5 1/8s, 1/1/30	BB-/P	1,415,000	1,482,411
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), Ser. A, 5s, 6/1/40	Baa1	1,250,000	1,389,538
(Covenant Retirement Cmnty.), Ser. A, 5s, 12/1/33	BBB+/F	2,100,000	2,289,966
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5s, 12/1/33	Baa1	5,250,000	5,838,315

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	AA-	12,000,000	6,423,000

Eaton, Area Park & Recreation Dist. G.O. Bonds, 5 1/4s, 12/1/34	BB/P	330,000	349,718

Park Creek Metro. Dist. Tax Allocation Bonds (Sr. Ltd. Property Tax Supported), Ser. A, 5s, 12/1/45	BBB/F	350,000	388,483

Plaza, Tax Alloc. Bonds (Metro. Dist. No. 1), 5s, 12/1/40	BB/P	3,000,000	3,148,860

Pub. Auth. for CO Energy Rev. Bonds (Natural Gas Purchase), 6 1/2s, 11/15/38	Baa1	2,000,000	2,850,880

			39,584,659
Connecticut (0.1%)

CT State Hlth. & Edl. Fac. Auth. 144A Rev. Bonds (Church Home of Hartford, Inc.), Ser. A, 5s, 9/1/46	BB/F	1,000,000	1,069,870

			1,069,870
Delaware (1.4%)

DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	Baa1	1,700,000	1,889,210
(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3	5,000,000	5,283,400

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.28s, 10/1/38	VMIG1	7,240,000	7,240,000

			14,412,610
District of Columbia (1.4%)

DC Rev. Bonds
(Howard U.), Ser. A, 6 1/2s, 10/1/41	BBB	4,000,000	4,286,800
(Kipp Charter School), 6s, 7/1/33	BBB+	1,000,000	1,167,370

DC, Rev. Bonds (Methodist Home of The DC (The)), Ser. A, 5 1/4s, 1/1/39	BB-/P	765,000	776,643

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, Ser. B
zero %, 10/1/40	Baa1	995,000	373,931
zero %, 10/1/38	Baa1	20,000,000	8,251,800

			14,856,544
Florida (6.0%)

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. A, 5s, 10/1/45	A1	2,500,000	2,852,125

Broward Cnty., Arpt. Syst. Rev. Bonds , Ser. A, 5s, 10/1/40	A1	3,000,000	3,448,770

Fishhawk, CCD IV Special Assmt. Bonds, 7 1/4s, 5/1/43	B/P	600,000	657,444

Greater Orlando Aviation Auth. Rev. Bonds (JetBlue Airways Corp.), 5s, 11/15/36	B/P	1,000,000	1,058,860

Halifax Hosp. Med. Ctr. Rev. Bonds, 5s, 6/1/36	A-	3,850,000	4,453,488

Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev. Bonds (FL Proton Therapy Inst.), Ser. A, 6s, 9/1/17	BB-/P	250,000	258,548

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds (Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	BBB-	2,350,000	2,222,019

Lakeland, Hosp. Syst. Rev. Bonds (Lakeland Regl. Hlth.), 5s, 11/15/40	A2	1,075,000	1,221,888

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6 3/8s, 1/1/43	BBB-/F	1,820,000	1,915,914

Lakewood Ranch, Stewardship Dist. Special Assessment Bonds (Village of Lakewood Ranch South), 5s, 5/1/36	B+/P	1,000,000	1,036,620

Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, 4 7/8s, 5/1/35	BB-/P	1,000,000	1,040,990

Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (Shell Pt./Alliance Oblig. Group)
5 1/8s, 11/15/36	BBB	4,925,000	5,009,710
5s, 11/15/32	BBB	3,210,000	3,271,728

Martin Cnty., Rev. Bonds (Indiantown Cogeneration), 4.2s, 12/15/25	Ba1	1,000,000	1,021,950

Miami-Dade Cnty., Aviation Rev. Bonds
Ser. B, 5s, 10/1/41	A2	4,500,000	4,980,600
Ser. A, 5s, 10/1/38	A	1,750,000	2,004,118

Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds (Pinecrest Academy, Inc.), 5s, 9/15/34	BBB-	1,845,000	1,969,556

Middle Village Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A, 6s, 5/1/35	D/P	1,860,000	1,645,244

Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds (Garage), Ser. A, 5s, 5/1/29	BB-/P	750,000	805,283

Myrtle Creek, Impt. Dist. Special Assmt. Bonds, Ser. A, 5.2s, 5/1/37	B+/P	1,755,000	1,756,422

Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds (Republic Drive/Universal), 5s, 4/1/24	A-/F	2,000,000	2,224,200

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	6,000,000	6,758,220

Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds, 5.7s, 5/1/37	B-/P	565,000	488,154

Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds (Village On The Isle), 5 1/2s, 1/1/27	A-/F	1,950,000	2,050,562

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5s, 3/1/30	BBB+	1,440,000	1,620,230

Tampa, Hlth. Syst. Rev. Bonds (Baycare), Ser. A, 5s, 11/15/46	Aa2	500,000	587,010

Town Ctr. at Palm Coast, Cmnty. Dev. Dist. Special Assmt. Bonds, 6s, 5/1/36	B-/P	1,615,000	1,594,635

Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds (Cap. Impt.), 5s, 5/1/33	B+/P	945,000	983,424

Village Cmnty. Dev. Dist. No. 10 Special Assmt. Bonds, 5 3/4s, 5/1/31	BB/P	1,185,000	1,401,452

Village Cmnty. Dev. Dist. No. 11 Special Assmt. Bonds, 4 1/2s, 5/1/45	BB-/P	1,490,000	1,558,168

Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds (Phase II), 6 1/8s, 5/1/39	BBB-/P	795,000	912,962

Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5s, 5/1/22	BBB-/P	490,000	518,425

			63,328,719
Georgia (2.7%)

Atlanta, Arpt. Passenger Fac. Charge Rev. Bonds
5s, 1/1/32	Aa3	1,150,000	1,367,741
5s, 1/1/31	Aa3	1,925,000	2,304,418

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39 (Prerefunded 11/1/19)	Aa3	5,000,000	5,911,800

Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds (Delta Airlines), Ser. A, 8 3/4s, 6/1/29	Baa3	2,000,000	2,475,240

Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds (Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5s, 7/15/38	Baa2	1,250,000	1,366,463

GA State Private College & U. Auth. Rev. Bonds (Mercer U.), Ser. A, 5s, 10/1/32	Baa2	1,100,000	1,250,810

Gainesville & Hall Cnty., Devauth Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2, 6 5/8s, 11/15/39	BBB+	1,200,000	1,378,980

Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser. A, 5 1/2s, 9/15/21	Baa1	1,255,000	1,483,636

Marietta, Dev. Auth. Rev. Bonds (Fac. of Life U., Inc.), 7s, 6/15/39	Ba3	3,150,000	3,303,657

Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green Island), 5 1/4s, 7/1/27	BB-/P	2,375,000	2,445,989

Muni. Election Auth. of GA Rev. Bonds (Plant Voltage Units 3 & 4), Ser. A, 5 1/2s, 7/1/60	A+	3,500,000	4,158,980

Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper), Ser. A, 6 1/8s, 1/1/34	BB/P	1,400,000	1,426,572

			28,874,286
Guam (0.2%)

Territory of GU, Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB+	1,000,000	1,125,450

Territory of GU, Dept. of Ed. COP (John F. Kennedy High School), Ser. A, 6 7/8s, 12/1/40	B+	500,000	555,925

			1,681,375
Hawaii (1.0%)

HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9s, 11/15/44	B/P	1,350,000	1,660,176
(Hawaiian Elec. Co. - Subsidiary), 6 1/2s, 7/1/39	Baa1	7,000,000	7,986,930
(Kahala Nui), 5 1/8s, 11/15/32	BBB/F	1,050,000	1,144,994

			10,792,100
Illinois (6.9%)

Chicago, G.O. Bonds
Ser. D-05, 5 1/2s, 1/1/37	BBB+	3,250,000	3,254,160
Ser. G-07, 5 1/2s, 1/1/35	BBB+	1,200,000	1,201,536
Ser. A, 5 1/4s, 1/1/33	BBB+	3,100,000	3,065,869
Ser. C, 5s, 1/1/38	BBB+	3,000,000	2,877,210

Chicago, Special Assmt. Bonds (Lake Shore East), 6 3/4s, 12/1/32	BB/P	5,027,000	5,036,803

Chicago, Board of Ed. G.O. Bonds, Ser. C, 5 1/4s, 12/1/39	B+	4,000,000	3,354,440

Chicago, Motor Fuel Tax Rev. Bonds
AGM, 5s, 1/1/30	AA	200,000	218,586
5s, 1/1/28	BBB+	1,000,000	1,055,900

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5 3/4s, 1/1/39	A2	5,000,000	5,854,150
Ser. C, 5s, 1/1/46	A	1,000,000	1,111,160

Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C, 5s, 1/1/33	A	1,000,000	1,105,660

Chicago, Waste Wtr. Transmission Rev. Bonds , Ser. C
5s, 1/1/39	A	2,850,000	3,100,173
5s, 1/1/34	A	1,950,000	2,146,872

Chicago, Wtr. Wks Rev. Bonds
5s, 11/1/42	A	650,000	693,342
5s, 11/1/39	A	1,075,000	1,163,817

Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds (Monarch Landing), 5 5/8s, 3/1/36	B/P	900,000	902,619

IL Fin. Auth. Rev. Bonds
(Provena Hlth.), Ser. A, 7 3/4s, 8/15/34	Baa2	3,500,000	4,127,235
(Rush U. Med. Ctr.), Ser. A, U.S. Govt. Coll., 7 1/4s, 11/1/38 (Prerefunded 11/1/18)	Aaa	2,150,000	2,494,925
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44 (Prerefunded 8/15/19)	AAA/P	5,250,000	6,275,325
(Rush U. Med. Ctr.), Ser. C, U.S. Govt. Coll., 6 5/8s, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,425,000	1,668,974
(Navistar Intl. Recvy. Zone), 6 1/2s, 10/15/40	Caa1	2,155,000	2,160,000
(Roosevelt U.), 6 1/2s, 4/1/39	Baa3	2,000,000	2,223,060
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	2,000,000	2,121,340

IL Fin. Auth. Solid Waste Disposal Rev. Bonds (Waste Mgmt., Inc.), Ser. A, 5.05s, 8/1/29	A-	5,045,000	5,111,544

IL State G.O. Bonds
5 1/4s, 2/1/30	A-	1,000,000	1,103,460
5s, 1/1/41	A-	6,000,000	6,426,780

IL State Fin. Auth. Rev. Bonds (Plymouth Place ), 5 1/4s, 5/15/45	BB+/F	850,000	885,335

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	2,150,000	2,567,616

			73,307,891
Indiana (1.1%)

IN State Fin. Auth. Rev. Bonds
(I-69 Dev. Partners, LLC), 5 1/4s, 9/1/34	BB+	3,750,000	4,269,563
(OH Valley Elec. Corp.), Ser. A, 5s, 6/1/32	Baa3	250,000	267,250

IN State Fin. Auth. VRDN, Ser. A-2, 0.3s, 2/1/37	VMIG1	4,610,000	4,610,000

Valparaiso, Exempt Facs. Rev. Bonds (Pratt Paper, LLC), 6 3/4s, 1/1/34	B+/P	1,875,000	2,306,644

			11,453,457
Iowa (1.8%)

IA Fin. Auth. Hlth. Fac. Rev. Bonds (Dev. Care Initiatives), Ser. A
5 1/2s, 7/1/25	BB+	3,185,000	3,201,881
5s, 7/1/20	BB+	1,700,000	1,707,956

IA State Fin. Auth. Midwestern Disaster Rev. Bonds (IA Fertilizer Co., LLC)
5 1/2s, 12/1/22	BB-	1,500,000	1,572,840
5 1/4s, 12/1/25	BB-	2,250,000	2,432,160

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38	B+	10,000,000	9,999,800

			18,914,637
Kansas (0.2%)

Lenexa, Hlth. Care Fac. Rev. Bonds
(LakeView Village, Inc.), 7 1/4s, 5/15/39	BB/P	1,500,000	1,647,705
5 3/8s, 5/15/27	BB/P	500,000	507,575

			2,155,280
Kentucky (1.1%)

KY Econ. Dev. Fin. Auth. Rev. Bonds (Masonic Home Indpt. Living II)
7 3/8s, 5/15/46	BB-/P	1,350,000	1,594,823
7 1/4s, 5/15/41	BB-/P	900,000	1,060,335

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6s, 7/1/53	Baa3	2,000,000	2,343,080

KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds (Masonic Homes of KY), 5 3/8s, 11/15/42	BB-/P	1,400,000	1,428,686

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6s, 5/1/38	Baa3	855,000	905,590

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	4,068,640

			11,401,154
Louisiana (0.5%)

LA State Pub. Fac. Auth. Rev. Bonds (Ochsner Clinic Foundation), 5s, 5/15/47	Baa1	525,000	577,831

LA State Pub. Fac. Solid Waste Disp. Auth. Rev. Bonds (LA Pellets, Inc.), Ser. A, 8 3/8s, 7/1/39 (In default)(NON)	D/P	1,000,000	600,000

Pub. Fac. Auth. Dock & Wharf 144A Rev. Bonds (Impala Warehousing, LLC), 6 1/2s, 7/1/36	B+/P	1,000,000	1,125,070

Rapides, Fin. Auth. FRB (Cleco Pwr.), AMBAC, 4.7s, 11/1/36	A3	2,250,000	2,273,490

St. Tammany, Public Trust Fin. Auth. Rev. Bonds (Christwood), 5 1/4s, 11/15/37	BB/P	765,000	784,546

			5,360,937
Maine (0.4%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (ME Gen. Med. Ctr.), 7 1/2s, 7/1/32	Ba2	3,000,000	3,560,100

ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25) (Casella Waste Syst.), 5 1/8s, 8/1/35	BB-	1,000,000	1,082,130

			4,642,230
Maryland (0.9%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A2	1,700,000	1,934,855

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Peninsula Regl. Med. Ctr.), 5s, 7/1/39	A2	1,500,000	1,722,630

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Edenwald Issue), 5 1/4s, 1/1/37	BBB/F	2,000,000	2,228,980

Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6s, 7/1/34	B-/P	750,000	827,678
(Carroll Lutheran Village, Inc.), 5 1/8s, 7/1/34	BB/P	3,000,000	3,170,730

			9,884,873
Massachusetts (3.1%)

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39 (Prerefunded 10/15/19)	BBB	2,140,000	2,648,806
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/46	B-/P	1,816,363	1,832,474
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/31	B-/P	704,147	717,716
(Loomis Cmntys.), Ser. A, 6s, 1/1/33	BBB-	500,000	564,300
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5 3/4s, 7/15/43	Baa3	1,000,000	1,107,780
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	238,451	219,785
(New England Conservatory of Music), U.S. Govt. Coll., 5 1/4s, 7/1/38 (Prerefunded 7/1/18)	AAA/P	1,900,000	2,080,120
(Wheelock College), Ser. C, 5 1/4s, 10/1/37	BBB	2,000,000	2,067,160
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	2,000,000	2,127,060
(CareGroup), Ser. I, 5s, 7/1/38	A3	700,000	817,558
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	1,186,016	8,871

MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds (Adventcare), Ser. A, 6.65s, 10/15/28	B/P	2,150,000	2,237,591

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38 (In default)(NON)	D/P	972,870	97
(Suffolk U.), Ser. A, 6 1/4s, 7/1/30	Baa2	1,400,000	1,597,358
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5 3/4s, 7/1/39 (Prerefunded 7/1/19)	Baa2	2,125,000	2,394,089
(Springfield College), 5 5/8s, 10/15/40	Baa1	3,500,000	3,877,370
(Winchester Hosp.), 5 1/4s, 7/1/38	A	3,050,000	3,424,083
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB	1,400,000	1,440,180
(Milford Regl. Med.), Ser. E, 5s, 7/15/32	Baa3	1,000,000	1,031,330
(Milford Regl. Med.), Ser. E, 5s, 7/15/27	Baa3	2,750,000	2,846,360

			33,040,088
Michigan (2.2%)

Advanced Tech. Academy Pub. School Rev. Bonds, 6s, 11/1/28	BB+	1,435,000	1,487,593

Ann Arbor, Econ. Dev. Corp. Ltd. Oblig. Rev. Bonds (Glacier Hills, Inc.), 8 3/8s, 1/15/19 (Escrowed to maturity)	AA+	866,000	969,548

Flint, Hosp. Bldg. Auth. Rev. Bonds
(Hurley Med. Ctr.), 7 1/2s, 7/1/39	Ba1	700,000	798,994
Ser. A, 5 1/4s, 7/1/39	Ba1	500,000	510,425

MI State Fin. Auth. Rev. Bonds
(Presbyterian Villages of MI), 5 1/2s, 11/15/45	BB+/F	1,000,000	1,042,910
(Beaumont Hlth. Credit Group), Ser. A, 5s, 11/1/44	A1	1,750,000	2,018,485
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5s, 7/1/35	BBB+	1,000,000	1,153,890
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5s, 7/1/34	BBB+	4,600,000	5,331,768
(Local Govt. Program Detroit Wtr. & Swr.), Ser. D4, 5s, 7/1/34	A-	1,900,000	2,173,106
(Local Govt. Loan Program), Ser. F1, 4 1/2s, 10/1/29	A	650,000	712,348

MI State Hosp. Fin. Auth. Rev. Bonds (Henry Ford Hlth.), 5 3/4s, 11/15/39	A3	4,400,000	5,021,104

Star Intl. Academy Rev. Bonds (Pub. School Academy), 5s, 3/1/33	BBB	1,675,000	1,753,022

			22,973,193
Minnesota (1.5%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.)
6 1/4s, 7/1/34 (Prerefunded 7/1/18)	AAA/P	1,550,000	1,730,033
6 1/4s, 7/1/34 (Prerefunded 7/1/18)	AAA/P	850,000	948,728

Inver Grove Heights, Nursing Home Rev. Bonds (Presbyterian Homes Care), 5 1/2s, 10/1/41	B/P	1,000,000	1,000,450

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks)
6 1/8s, 10/1/39	BB/P	1,375,000	1,428,171
6s, 10/1/27	BB/P	1,250,000	1,308,538

Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/31	BBB	1,500,000	1,526,355

Otsego, Charter School Lease Rev. Bonds (Kaleidoscope Charter School), Ser. A
5s, 9/1/44	BB+	925,000	951,585
5s, 9/1/34	BB+	300,000	313,266

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds (Nova Classical Academy), Ser. A, 6 3/8s, 9/1/31	BBB-	500,000	579,255

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), U.S. Govt. Coll., 5 1/4s, 5/15/36 (Prerefunded 11/15/16)	Aaa	5,035,000	5,162,386

St. Paul, Hsg. & Redev. Auth. Hosp. Fac. Rev. Bonds (Healtheast Care Syst.), Ser. A, 5s, 11/15/40	BBB-	700,000	782,656

			15,731,423
Mississippi (1.3%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.)
Ser. E, 0.28s, 12/1/30	VMIG1	6,000,000	6,000,000
Ser. C, 0 1/4s, 12/1/30	VMIG1	2,250,000	2,250,000

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6 1/2s, 9/1/32	Baa2	5,400,000	6,048,864

			14,298,864
Montana (0.1%)

MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. John's Lutheran), Ser. A, 6s, 5/15/25	B+/P	750,000	751,313

			751,313
Nebraska (0.7%)

Central Plains, Energy Rev. Bonds
(NE Gas No. 1), Ser. A, 5 1/4s, 12/1/18	A3	1,500,000	1,649,955
(NE Gas No. 3), 5s, 9/1/32	A3	3,000,000	3,374,490

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5 5/8s, 1/1/40	AA/F	1,825,000	2,045,551

			7,069,996
Nevada (1.1%)

Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds (Summerlin Village 16A), 5s, 8/1/35	B+/P	700,000	720,307

Henderson, Local Impt. Dist. Special Assmt. Bonds (No. T-17), 5s, 9/1/25	BBB-/P	730,000	748,002

Las Vegas, Special Assmt. Bonds
5s, 6/1/30	B+/P	575,000	608,224
(Dist. No. 607 Local Impt.), 5s, 6/1/22	BBB-/P	440,000	494,243

Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds (Summerlin Village 24), 5s, 12/1/35	B/P	750,000	767,745

Las Vegas, Redev. Agcy. Tax Allocation Bonds (Tax Increment), 5s, 6/15/40	BBB+	1,400,000	1,616,230

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.38s, 6/1/42	VMIG1	6,500,000	6,500,000

			11,454,751
New Hampshire (0.1%)

NH State Bus. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (10/1/19) (Casella Waste Syst., Inc.), 4s, 4/1/29	BB-	650,000	666,861

NH State Hlth. & Ed. Fac. Auth. Rev. Bonds (Kendel at Hanover), 5s, 10/1/46	BBB+/F	625,000	717,938

			1,384,799
New Jersey (5.8%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5 5/8s, 1/1/38	BB+/P	3,500,000	3,690,505

NJ State Econ. Dev. Auth. Rev. Bonds
(Paterson Charter School Science & Tech.), Ser. A, 6.1s, 7/1/44	BB+	655,000	665,670
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB/F	1,750,000	1,824,900
(Paterson Charter School Science & Tech.), Ser. A, 6s, 7/1/32	BB+	300,000	307,563
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	5,110,000	5,681,860
(Continental Airlines, Inc.), 5 1/2s, 6/1/33	BB-	2,000,000	2,248,420
(NYNJ Link Borrower, LLC), 5 3/8s, 1/1/43	BBB-	2,500,000	2,817,750
(Paterson Charter School), Ser. C, 5.3s, 7/1/44	BB+	2,250,000	2,100,510
(Lions Gate), 5 1/4s, 1/1/44	BB-/P	500,000	521,405
(Continental Airlines, Inc.), 5 1/4s, 9/15/29	BB-	3,500,000	3,900,680

NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds (UMM Energy Partners, LLC), Ser. A
5s, 6/15/37	Baa3	1,000,000	1,056,500
4 3/4s, 6/15/32	Baa3	170,000	179,206

NJ State Econ. Dev. Auth. Fac. Rev. Bonds (Continental Airlines, Inc.), 5 5/8s, 11/15/30	BB-	1,000,000	1,146,180

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	Baa3	6,000,000	6,596,520
(St. Peter's U. Hosp.), 6 1/4s, 7/1/35	Ba1	2,500,000	2,747,450
(U. Hosp. of NJ), Ser. A, AGM, 5s, 7/1/46	AA	500,000	566,690
(Holy Name Hosp.), 5s, 7/1/36	Baa2	3,500,000	3,514,175

Salem Cnty., Poll Control Fin. Auth. Rev. Bonds (Chambers Cogeneration LP), Ser. A, 5s, 12/1/23	Baa3	1,400,000	1,568,294

Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. 1A, 5s, 6/1/41	B3	8,000,000	7,583,840
Ser. 1A, 4 3/4s, 6/1/34	B3	7,700,000	7,253,785
zero %, 6/1/41	A-	20,000,000	5,363,600

			61,335,503
New Mexico (1.3%)

Farmington, Poll. Control Rev. Bonds (Public Service Co. of San Juan, NM)
Ser. D, 5.9s, 6/1/40	BBB+	3,000,000	3,395,280
Ser. A, 4 7/8s, 4/1/33	BBB+	7,660,000	7,773,521
Ser. B, 4 7/8s, 4/1/33	BBB+	2,750,000	2,790,755

			13,959,556
New York (4.6%)

Brooklyn Arena Local Dev. Corp. Rev. Bonds (Barclays Ctr.), 6 3/8s, 7/15/43	Baa3	3,000,000	3,460,770

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, U.S. Govt. Coll., 6 7/8s, 7/1/40 (Prerefunded 7/1/18)	AAA/P	715,000	808,079

Metro. Trans. Auth. Dedicated Tax Fund Rev. Bonds, Ser. A, 5 1/4s, 11/15/34	AA	1,900,000	2,397,192

NY City, Indl. Dev. Agcy. Rev. Bonds (Yankee Stadium - Pilot), AGC, 7s, 3/1/49	AA	1,000,000	1,153,050

NY City, Indl. Dev. Agcy. Special Fac. Mandatory Put Bonds (8/1/16) (JFK Intl. Arpt.), Ser. B, 2s, 8/1/28	BB/P	1,950,000	1,953,354

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B+/P	675,000	685,510

NY City, Transitional Fin. Auth. Rev. Bonds, Ser. E-1, 5s, 2/1/39	AAA	4,000,000	4,798,440

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	4,180,000	4,571,750

NY State Env. Fac. Corp. Solid Waste Disp. 144A Mandatory Put Bonds (12/2/19) (Casella Waste Syst., Inc.), 3 3/4s, 12/1/44	BB-	1,500,000	1,536,840

NY State Liberty Dev. Corp. Rev. Bonds (7 World Trade Ctr.), Class 3, 5s, 3/15/44	A2	1,000,000	1,103,940

NY State Liberty Dev. Corp. 144A Rev. Bonds (World Trade Ctr.)
Class 2, 5 3/8s, 11/15/40	BB-/P	1,250,000	1,389,400
Class 1, 5s, 11/15/44	BB-/P	9,250,000	10,031,163

NY State Urban Dev. Corp. Rev. Bonds (Personal Income Tax (Group C)), Ser. A, 5s, 3/15/37	AAA	3,000,000	3,597,660

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB-/P	1,500,000	1,501,455

Onondaga, Civic Dev. Corp. Rev. Bonds (St. Joseph's Hosp. Hlth. Ctr.), U.s. Govt. Coll.
5 1/8s, 7/1/31 (Prerefunded 7/1/19)	AAA/P	2,310,000	2,613,211
5s, 7/1/42 (Prerefunded 7/1/22)	AAA/P	1,000,000	1,221,590

Port Auth. of NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa1	2,100,000	2,446,458

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Pace U.), Ser. A, 5 1/2s, 5/1/42	BB+	2,750,000	3,149,080

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	BB-	500,000	500,340

			48,919,282
North Carolina (1.6%)

Dept. Trans. Private Activity Rev. Bonds (I-77 Hot Lanes), 5s, 12/31/37	BBB-/F	700,000	772,380

NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith College), 6s, 6/1/31	BBB	1,000,000	1,090,720

NC State Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6 1/8s, 11/1/38	BBB+/F	450,000	495,824
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	750,000	760,530

NC State Med. Care Comm. Hlth. Fac. Rev. Bonds (Pennybyrn at Maryfield, Inc.), 5s, 10/1/35	BB/P	625,000	663,731

NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38	BB/P	3,500,000	3,649,030
(First Mtge. United Methodist), Ser. C, 5 1/2s, 10/1/32	BBB/P	2,000,000	2,002,040
(Salemtowne), 5 1/4s, 10/1/37	BB/P	3,750,000	4,089,825
(Aldersgate United Methodist Church), 5s, 7/1/45	BB/P	1,500,000	1,599,780
(United Church Homes & Svcs. Oblig. Group), Ser. A, 5s, 9/1/37	BB/P	1,000,000	1,023,870
(United Methodist Retirement Homes), Ser. A, 5s, 10/1/35(FWC)	BBB/F	500,000	587,210

			16,734,940
Ohio (3.9%)

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-3, 6 1/4s, 6/1/37	B-	3,300,000	3,288,318
Ser. A-2, 6s, 6/1/42	B3	2,500,000	2,473,850
Ser. A-2, 5 7/8s, 6/1/47	B3	7,000,000	6,771,870
Ser. A-2, 5 7/8s, 6/1/30	B-	6,055,000	5,899,326
Ser. A-2, 5 3/4s, 6/1/34	B-	3,925,000	3,759,051

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 6s, 7/1/35	BBB-	3,000,000	3,315,840

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst., Inc.), Ser. C
6s, 8/15/43	A3	250,000	274,118
U.S. Govt. Coll., 6s, 8/15/43 (Prerefunded 8/15/18)	AAA/P	1,300,000	1,451,814

Lucas Cnty., Hlth. Care Fac. Rev. Bonds (Lutheran Homes), Ser. A, 7s, 11/1/45 (Prerefunded 11/1/20)	BB+/P	500,000	629,440

OH State Air Quality Dev. Auth. Rev. Bonds (Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	1,000,000	1,102,160

OH State Higher Edl. Fac. Comm. Rev. Bonds (Kenyon College), 5s, 7/1/44	A1	4,850,000	5,417,402

OH State Hosp. Rev. Bonds (U. Hosp. Hlth. Syst.), Ser. A, 5s, 1/15/41	A2	900,000	1,043,874

Scioto Cnty., Hosp. Rev. Bonds (Southern OH Med. Ctr.), 5s, 2/15/34	A2	800,000	945,664

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5 3/4s, 12/1/32	BB/F	2,225,000	2,534,898
(Memorial Hlth. Syst. Oblig. Group), 5 1/2s, 12/1/43	BB/F	235,000	258,399

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes), Ser. A, 5s, 7/1/40	A	1,355,000	1,550,865

			40,716,889
Oklahoma (0.5%)

OK Cnty., Fin. Auth. Rev. Bonds (Epworth Village), Ser. A, 5s, 4/1/33	BB-/P	1,070,000	1,069,947

Tulsa, Muni. Arpt. Trust Mandatory Put Bonds (6/1/25) (American Airlines, Inc.), 5s, 6/1/35	BB-	1,750,000	2,002,280

Tulsa, Muni. Arpt. Trust Rev. Bonds (American Airlines, Inc.), Ser. B, 5 1/2s, 12/1/35	B+/P	2,000,000	2,226,180

			5,298,407
Oregon (0.3%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Mirabella at South Waterfront), Ser. A, 5.4s, 10/1/44	BB-/P	1,000,000	1,108,130

Warm Springs Reservation, Confederated Tribes 144A Rev. Bonds (Pelton Round Butte Tribal), Ser. B, 6 3/8s, 11/1/33	A3	1,800,000	1,977,390

			3,085,520
Pennsylvania (2.7%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5 3/4s, 10/15/40	Baa3	765,000	832,014
(Chatham U.), Ser. A, 5s, 9/1/35	BBB	1,000,000	1,111,360
(Chatham U.), Ser. A, 5s, 9/1/30	BBB	1,500,000	1,709,595

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (U.S. Steel Corp.), 5 3/4s, 8/1/42	B2	1,000,000	821,890

Chester Cnty., Indl. Dev. Auth. Rev. Bonds (Renaissance Academy Charter School), 5s, 10/1/34	BBB-	625,000	683,706

Cumberland Cnty., Muni. Auth. Rev. Bonds
(Diakon Lutheran Social Ministries), 5s, 1/1/38	BBB+/F	1,900,000	2,097,771
(Diakon Lutheran Ministries), 5s, 1/1/36 (Prerefunded 1/1/17)	BBB+/F	1,790,000	1,838,527

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Millersville U. Student Hsg. & Svcs., Inc.), 5s, 7/1/34	Baa3	800,000	883,888

Lancaster Cnty., Hosp. & Hlth. Ctr. Auth. Rev. Bonds (Landis Homes Retirement Cmnty.), Ser. A, 5s, 7/1/45	BBB-/F	1,500,000	1,571,760

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren Village), Ser. A
6 1/2s, 7/1/40	BB-/P	3,000,000	3,079,740
6 3/8s, 7/1/30	BB-/P	1,375,000	1,419,096

Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds (Arcadia U.), 5 1/4s, 4/1/30	BBB	1,530,000	1,642,577

Moon, Indl. Dev. Auth. Rev. Bonds (Baptist Homes Society Oblig. Group), 5 3/4s, 7/1/35	B+/P	2,000,000	2,079,920

Northampton Cnty., Indl. Dev. Auth. Tax Alloc. Bonds (Rte. 33), 7s, 7/1/32	B/P	1,200,000	1,312,632

Northeastern PA Hosp. & Ed. Auth. Rev. Bonds (Wilkes U.), Ser. A, 5 1/4s, 3/1/42	BBB	1,000,000	1,120,520

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6 1/4s, 10/1/43	Baa3	1,000,000	1,129,140
(Indiana U.), Ser. A, 5s, 7/1/32	BBB+	500,000	559,110

Philadelphia, Auth. for Indl. Dev. Rev. Bonds (Master Charter School), 6s, 8/1/35	BBB+	2,175,000	2,389,281

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18 (In default)(NON)	D/P	5,263,244	526
(Graduate Hlth. Syst.), Ser. B, 6 1/4s, 7/1/13 (In default)(NON)(DEF)	D/P	510,506	5

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6 1/2s, 1/1/38	Baa3	2,000,000	2,129,760

			28,412,818
Puerto Rico (0.9%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5 5/8s, 5/15/43	Ba2	1,495,000	1,495,015

Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A, 5 3/4s, 7/1/41	Caa3	5,000,000	2,975,000

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6 3/4s, 7/1/36	Caa3	2,500,000	1,440,625

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
5 3/8s, 8/1/39	Ca	1,370,000	537,725
NATL, zero %, 8/1/43	AA-	15,000,000	2,644,950

			9,093,315
Rhode Island (0.3%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5s, 6/1/50	BBB+/F	3,000,000	3,156,330

			3,156,330
South Carolina (1.2%)

SC State Pub. Svc. Auth. Rev. Bonds, Ser. A
5 1/2s, 12/1/54	AA-	6,000,000	7,059,060
5s, 12/1/50	AA-	2,000,000	2,278,180

SC State Pub. Svcs. Auth. Rev. Bonds, Ser. E, 5 1/4s, 12/1/55	AA-	2,500,000	2,915,250

			12,252,490
South Dakota (0.1%)

SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Sanford Oblig Group), 5s, 11/1/35	A1	755,000	876,887

			876,887
Tennessee (0.2%)

Chattanooga Hlth. Edl. & Student Hsg. Fac. Board Rev. Bonds (CDFI Phase I, LLC), 5s, 10/1/35	BBB	700,000	804,104

Metro. Govt. Nashville & Davidson Ctny. Hlth. & Edl. Fac. Board Rev. Bonds (Vanderbilt U. Med. Ctr.), Ser. A, 5s, 7/1/40	A3	900,000	1,048,005

			1,852,109
Texas (10.4%)

Brazos River Harbor Naval Dist. Env. Rev. Bonds (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	5,150,000	5,641,877

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	3,850,000	4,126,892

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (Idea Pub. Schools)
6s, 8/15/33	BBB	500,000	592,395
5s, 8/15/32	BBB	2,100,000	2,300,907

Dallas, Area Rapid Transit Rev. Bonds, Ser. A, 5s, 12/1/46	AA+	4,250,000	5,046,153

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5 1/4s, 11/1/30	A+	2,000,000	2,372,140

Grand Parkway Trans. Corp. Rev. Bonds (Sub. Tier Toll Syst.), Ser. B, 5s, 4/1/53	AA+	900,000	1,015,569

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.28s, 12/1/24	A-1+	7,820,000	7,820,000

Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc. Term. Project), 6 1/2s, 7/15/30	BB-	3,200,000	3,736,768
Ser. B-1, 5s, 7/15/35	BB-	200,000	221,088
Ser. B-1, 5s, 7/15/30	BB-	2,650,000	2,984,563
(United Airlines, Inc.), 4 3/4s, 7/1/24	BB-	2,700,000	3,043,737

Houston, Higher Ed. Fin. Co. Rev. Bonds (Cosmos Foundation), Ser. A
5s, 2/15/42	BBB	2,250,000	2,416,590
5s, 2/15/32	BBB	2,250,000	2,487,083

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A
6 3/8s, 8/15/44 (Prerefunded 8/15/19)	BBB	2,450,000	2,874,781
6 1/4s, 8/15/39 (Prerefunded 8/15/19)	BBB	2,375,000	2,777,206

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40	Baa1	4,850,000	5,426,471

Lower CO River Auth. Rev. Bonds, Ser. D, 5s, 5/15/32	A	2,000,000	2,362,920

Matagorda Cnty., Poll. Control Rev. Bonds
(Central Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa1	2,400,000	2,690,616
(Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa1	3,000,000	3,548,670

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5 1/2s, 1/1/43	BB-/P	1,050,000	1,089,423
(NCCD College Station Properties, LLC), Ser. A, 5s, 7/1/47	Baa3	1,000,000	1,078,390
(Collegiate Hsg.-Tarleton St.), 5s, 4/1/39	Baa3	500,000	528,730
(Collegiate Hsg.-Tarleton St.), 5s, 4/1/34	Baa3	750,000	811,485
(TX A&M U. Collegiate & Student Hsg. College Station I, LLC), Ser. A, 5s, 4/1/29	Baa3	1,605,000	1,825,832

Newark, Cultural Ed. Fac. Fin. Corp. Rev. Bonds (AW Brown-Fellowship Leadership Academy), Ser. A, 6s, 8/15/32	BBB-	600,000	613,470

North TX, Edl. Fin. Co. Rev. Bonds (Uplift Edl.), Ser. A, 5 1/8s, 12/1/42	BBB-	2,500,000	2,678,125

North TX, Thruway Auth. Rev. Bonds, Ser. B, zero %, 9/1/37	AA+	3,000,000	1,298,340

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. I, 6 1/2s, 1/1/43	A1	5,300,000	6,974,959
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38 (Prerefunded 1/1/18)	A2	870,000	941,392

Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds
(Happy Harbor Methodist Home, Inc.), Ser. A, 7 3/4s, 11/15/44	B-/P	830,000	979,964
(Sears Methodist Retirement Syst. Oblig. Group), Ser. C, 6 1/4s, 5/9/53 (In default)(NON)	D/P	162,000	243
(Sears Methodist Retirement Syst. Oblig. Group), Ser. B, 6.15s, 11/15/49 (In default)(NON)	D/P	2,766,000	4,149
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 6.05s, 11/15/46 (In default)(NON)	D/P	1,833,000	2,750
(Sears Methodist Retirement Syst. Oblig. Group), Ser. D, 6.05s, 11/15/46 (In default)(NON)	D/P	317,000	476
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.45s, 11/15/38 (In default)(NON)	D/P	4,122,000	6,183

SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds (Gas Supply), 5 1/2s, 8/1/25	BBB+	385,000	479,406

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/44	B+/P	2,550,000	2,612,220
(Air Force Village), 6 3/8s, 11/15/44	BBB-/F	4,000,000	4,384,320
(Buckingham Sr. Living Cmnty., Inc.), Ser. A, 5 1/2s, 11/15/45	BB/F	1,500,000	1,569,015

Travis Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Wayside Schools), Ser. A
5 1/4s, 8/15/42	BB+	810,000	833,612
5s, 8/15/27	BB+	500,000	535,850

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/24	Baa1	4,500,000	5,453,550

TX Private Activity Surface Trans. Corp. Rev. Bonds
(LBJ Infrastructure), 7s, 6/30/40	Baa3	4,500,000	5,394,735
(NTE Mobility), 6 7/8s, 12/31/39	Baa2	3,350,000	3,959,667

TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds (Blueridge Trans. Group, LLC (SH 288 Toll Lane))
5s, 12/31/55	Baa3	1,000,000	1,087,670
5s, 12/31/50	Baa3	250,000	274,023

Uptown, Dev. Auth. Tax Increment Contract Tax Alloc. Bonds (Infrastructure Impt. Fac.), 5 1/2s, 9/1/29	BBB	1,000,000	1,080,810

			109,985,215
Utah (0.8%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. A, 0.29s, 5/15/37	VMIG1	8,905,000	8,905,000

			8,905,000
Vermont (0.1%)

VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds (U. of VT Med. Ctr.), Ser. A, 5s, 12/1/35	A3	1,000,000	1,176,570

			1,176,570
Virginia (2.0%)

Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), 5s, 1/1/31	BB/P	575,000	584,269

Alexandria, Indl. Dev. Auth. Res. Care Fac. Mtge. Rev. Bonds (Goodwin House, Inc.), 5s, 10/1/45	BBB/F	1,500,000	1,690,530

Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds (Potomac Shores), 5.15s, 3/1/35	B/P	500,000	512,795

Chesterfield Cnty., Hlth. Ctr. Cmnty. Res. Care Fac. Rev. Bonds (Lucy Corr Village), Ser. A, 6 1/4s, 12/1/38	B-/P	1,450,000	1,451,175

Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Kendal at Lexington), Ser. A, 5 1/2s, 1/1/37	BB+/P	1,460,000	1,482,119

Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5s, 3/1/35	B/P	855,000	847,527

Stafford Cnty., Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Mary Washington Healthcare), 5s, 6/15/36	Baa1	1,000,000	1,168,540

VA State Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6s, 1/1/37	BBB-	2,100,000	2,485,434
(95 Express Lanes, LLC), 5s, 1/1/40	BBB-	4,500,000	4,889,295

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	5,100,000	5,831,034

			20,942,718
Washington (1.0%)

Port Seattle, Port Indl. Dev. Corp. Rev. Bonds (Delta Airlines, Inc.), 5s, 4/1/30	BB+	700,000	751,471

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.), 5 5/8s, 10/1/40	Baa1	1,600,000	1,739,392

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39 (Prerefunded 7/1/19)	Baa1	3,000,000	3,565,410
(Kadlec Med. Ctr.), 5 1/2s, 12/1/39 (Prerefunded 12/1/20)	AAA/P	1,200,000	1,436,124
(Central WA Hlth. Svcs. Assn.), 4s, 7/1/36	Baa1	1,620,000	1,641,416

WA State Hsg. Fin. Comm. 144A Rev. Bonds (Heron's Key Oblig. Group), Ser. A, 7s, 7/1/50	B-/P	1,000,000	1,026,350

			10,160,163
West Virginia (0.3%)

Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny), Ser. F, 5 1/4s, 10/15/37	Baa3	500,000	515,375

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6 3/4s, 10/1/43	B+/P	2,330,000	2,462,437

			2,977,812
Wisconsin (1.9%)

Platteville, Redev. Auth. Rev. Bonds (UW-Platteville Real Estate), 5s, 7/1/32	BBB-	1,500,000	1,597,935

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds
(Sr. Oblig. Group), 5 1/4s, 7/1/28	BBB	800,000	892,392
(Trans. Infrastructure Properties), 5s, 7/1/42	BBB	3,500,000	3,697,015

Pub. Fin. Auth. Exempt Fac. Rev. Bonds (Celanese U.S. Holdings, LLC), Ser. C, 4.3s, 11/1/30	BB+	700,000	720,643

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7 5/8s, 9/15/39 (Prerefunded 9/15/19)	AAA/F	1,550,000	1,891,124
(St. Johns Cmntys. Inc.), Ser. A, 7 1/4s, 9/15/29 (Prerefunded 9/15/19)	AAA/F	1,000,000	1,207,700
(Prohealth Care, Inc.), 6 5/8s, 2/15/39 (Prerefunded 2/15/19)	A1	3,000,000	3,466,950
(St. John's Cmnty., Inc.), Ser. B, 5s, 9/15/45	BBB+/F	750,000	799,980
(Prohealth Care, Inc.), 5s, 8/15/39	A1	750,000	852,750

WI State Pub. Fin. Auth Sr. Living Rev. Bonds (Rose Villa, Inc.), Ser. A
6s, 11/15/49	BB-/P	1,000,000	1,086,820
5 3/4s, 11/15/44	BB-/P	500,000	534,725
5 1/2s, 11/15/34	BB-/P	1,685,000	1,808,190

WI State Pub. Fin. Auth. 144A Rev. Bonds (Church Home of Hartford, Inc.), Ser. A, 5s, 9/1/38	BB/F	1,500,000	1,586,730

			20,142,954

Total municipal bonds and notes (cost $926,247,745)			$1,024,473,759

PREFERRED STOCKS (1.1%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-5, 5s cum. pfd.		5,175,000	$5,485,500

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.		6,000,000	6,473,160

Total preferred stocks (cost $11,175,000)			$11,958,660

UNITIZED TRUST (0.1%)(a)
		Shares	Value

CMS Liquidating Trust 144A(F)		400	$991,752

Total unitized trust (cost $1,206,477)			$991,752

COMMON STOCKS (0.0%)(a)
		Shares	Value

Tembec, Inc. (Canada)(NON)		10,751	7,626

Total common stocks (cost $8,077,612)			$7,626

TOTAL INVESTMENTS

Total investments (cost $946,706,834)(b)			$1,037,431,797

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2015 through April 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,054,616,443.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $945,612,791, resulting in gross unrealized appreciation and depreciation of $115,642,739 and $23,823,733, respectively, or net unrealized appreciation of $91,819,006.
(DEF)	This security is in default of principal and interest.
(NON)	This security is non-income-producing.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	26.30%
	Transportation	12.6
	Utilities	10.1

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$7,626	$—	$—
Total common stocks	7,626	—	—
Municipal bonds and notes	—	1,024,441,171	32,588
Preferred stocks	—	11,958,660	—
Unitized Trust	—	—	991,752

Totals by level	$7,626	$1,036,399,831	$1,024,340

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2016